SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 - 15

Schedule of Stock-Based Compensation Assumptions
The fair value of the Company's stock options granted to employees and directors was estimated using the following weighted average assumptions:
	Year ended December 31,
	2010	2011	2012

Risk-free interest rate	1.62%	2.23%	0.75%
Dividend yield	0%-7.83%	0%	0%
Weighted average dividend yield	5.65%	0%	0%
Expected volatility	62.77%-64.56%	47.31%-65.27%	45.60%-61.90%
Weighted average volatility	63.67%	56.29%	53.76%
Expected term (years)	4.6	3.75	4.09